Related Party Transactions (Details) - USD ($)	1 Months Ended					3 Months Ended	6 Months Ended
	Feb. 28, 2021	Nov. 17, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Jun. 30, 2020
Related Party Transactions (Details) [Line Items]
Value of founder shares issued (in Dollars)							$ 25,000
Number of shares purchased				1,355,000
Share price (in Dollars per share)						$ 12.00	$ 9.95
Number of shares issued			562,500			750,000	750,000
Founder Shares, description						The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering).	The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering).
Issued and outstanding shares, percentage					20.00%
Initial Stockholders Lock-up, description						(1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.	(1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Working capital loans (in Dollars)						$ 1,500,000	$ 1,500,000
Price per unit (in Dollars per unit)						$ 10.00	$ 12.00
Rental expense (in Dollars)						$ 10,000	$ 10,000
Principal amount (in Dollars)									$ 432,500
Promissory note (in Dollars)								$ 135,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Initial stockholders purchased shares					4,312,500
Value of founder shares issued (in Dollars)					$ 25,000
Number of shares issued	750,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Initial stockholders purchased shares						2,250,000	2,250,000
Number of shares purchased		62,500
Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Number of shares purchased				1,355,000
Value of shares (in Dollars)				$ 7,855
Share price (in Dollars per share)				$ 0.006
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued			562,500
GW Sponsor 2 [Member]
Related Party Transactions (Details) [Line Items]
Value of founder shares issued (in Dollars)			$ 163,125
Number of shares issued			562,500